UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21571

The Rogé Partners Funds

(Exact name of registrant as specified in charter)

603 Johnson Avenue, Suite 103, Bohemia, NY 11716

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period: 12/31/10

Item 1.  Reports to Stockholders.

Rogé Partners Fund Semi-Annual Report December 31, 2010 Investment Advisor R.W. Rogé & Company, Inc. 630 Johnson Avenue, Suite 103 Bohemia, NY 11716 1-888-800-ROGÉ

Rogé Partners Fund
SHAREHOLDER LETTER
December 31, 2010

Dear Shareholders,

Our investment thesis laid out this time last year was one of caution. We were receiving mixed signals from the market and economies. On one hand equity markets were coming off one of the best years in its history in 2009 and fixed income markets were hitting new highs too. The economy was still on the verge of deflation and very-low GDP growth. The fixed income markets were near all time lows in yield, which suggested many investors were still clinging to the perceived safety of U.S. Treasury Notes. Many investors, including ourselves didn't fully believe that the actions the Federal Reserve were taking would make much difference considering the scale of the economy and the fact that it is now more than ever a global economy. Worries about the unity of the European Union and fears over a burgeoning debt crisis in Spain, Portugal, and Ireland were abundant in news headlines.

Although we weren't sure of the direction of the markets, we knew one thing for sure, that the markets would be volatile. Subsequently we positioned the portfolios to take advantage of this volatility. We favored mutual funds that had the flexibility to exploit short-term volatility in the market. These funds did exactly what we expected them to. They successfully navigated the 10% loss in equities coming into July, with many of our investments still positive for the year at that time. Many of them successfully added to their position in stocks during this time and were able to participate in the very nice rally in stock prices that ensued.

Overall the Rogé Partners Fund was up 18.58% for six months ending December 31, 2010, and 16.21% for calendar year 2010. The key to our success was manager selection. We continuously conduct research to find the best-in-class money managers.

The recovery of the markets have been instrumental in broadening the talent pool. We have seen many new mutual funds started this year, this provides us with more opportunities to look for top-notch talent, which will subsequently benefit the Fund.

Our outlook for 2011 remains cautious, as we were last year.  We will continue with most of our 2010 strategies for 2011. Volatility will remain with us, however we believe that the Fund is well positioned to take advantage of this volatility.

Given all of the global economic uncertainty it is all the more important to get the asset allocation right. This is where we have the potential to add value to the portfolios.  Flexibility remains a key attribute to managing a portfolio in these uncertain markets. We believe our skills in creating risk adjusted portfolios and selecting fund managers continues to add value to the Fund.

Rogé Partners Fund
SHAREHOLDER LETTER (Continued)
December 31, 2010

To paraphrase Winston Churchill, "I cannot forecast to you the action of the economy, markets and governments.  It is a riddle, wrapped in a mystery, inside an enigma; but perhaps there is a key. That key is our own national interest."

Yes, it's difficult to hold back our "can do" American attitude.  We are resourceful, creative, and entrepreneurial. We will solve this riddle, wrapped in a mystery, inside an enigma before you know it. We will get our unemployed back to work and our economy on a more normal course sooner than later.  We always do.

As always, we will manage risk first and look for return second.  It has worked well for us during difficult economies, and this has been one of the toughest.

Warmest regards,

Ronald W. Rogé, MS, CFP®

Steven M. Rogé, CMFC®

Co-Portfolio Manager

Co-Portfolio Manager

Investing in the Rogé Partners Fund involves risks including the loss of principal. Some of the principal risks that the Fund is exposed to are investment management risk, foreign exposure risk, and stock market volatility. Investment management risk is the risk that the investment advisers of the Underlying Funds may make investment decisions that are detrimental to the performance of the Fund. The Fund may also invest in foreign securities that may provide the opportunity for greater return but also have special risks associated with foreign investing including fluctuations in currency, government regulation, differences in accounting standards and liquidity. Please refer to the fund’s prospectus for these and other risks you should carefully consider.

The Rogé Partners Fund is distributed by Northern Lights Distributors, LLC member FINRA.

0330-NLD-2/10/2011

Rogé Partners Fund
PORTFOLIO REVIEW
December 31, 2010 (Unaudited)

The Fund's performance figures* for the period ending December 31, 2010, compared to its benchmarks:

					Inception** -
	Six	One	Five	Inception** -	December 31, 2010
	Months	Year	Year	December 31, 2010	(Cumulative Return)
The Rogé Partners Fund	18.58%	16.21%	0.22%	3.35%	22.83%
S&P 500 Index	23.27%	15.06%	2.29%	3.82%	26.42%
MSCI World Index	23.96%	11.76%	2.43%	5.07%	36.25%

Comparison of the Change in Value of a $10,000 Investment

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until June 30, 2011, to ensure that the net annual fund operating expenses will not exceed 1.99% for the Fund, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 3.41%. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-888-800-ROGE.

The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

** Inception date is October 1, 2004.

The Fund's Top Ten Sectors are as follows:

Sectors	Percentage of Net Assets
Value Equity Mutual Funds	60.52%
Growth Equity Mutual Funds	8.79%
Limited Partnerships	8.14%
Asset Allocation Mutual Funds	4.87%
Blend Equity Mutual Funds	4.48%
International Equity Mutual Funds	3.42%
Beverages	1.42%
Diversified Holding Companies	1.15%
Distribution/Wholesale	1.08%
Food	1.02%
Other/Cash & Equivalents	5.11%
100.00%

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 82.08%
	Asset Allocation - 4.87%
4,635	FPA Crescent Fund		$ 124,161
4,428	Oakmark Equity & Income Fund		122,829
28,366	PIMCO All Asset All Authority Fund		299,831
10,121	PIMCO Global Multi-Asset Fund		117,712
			664,533
	Blend - 4.48%
17,065	Fairholme Fund		607,157
260	Matthew 25 Fund		4,040
			611,197
	Growth - 8.79%
7,491	Baron Partners Fund +		154,084
6,314	Baron Small Cap Fund +		150,155
414	Legg Mason Opportunity Trust +		4,947
27,208	Putnam Equity Spectrum Fund +		650,271
1,851	Sequoia Fund, Inc.		239,347
50	Vanguard PRIMECAP Core Fund		694
			1,199,498
	International - 3.42%
20,008	Artisan International Small Cap Fund		397,951
1,019	Artisan International Value Fund, Investor Shares		27,631
2,273	Third Avenue International Value Fund		38,486
93	Tweedy Browne Global Value Fund		2,220
			466,288
	Value - 60.52%
2,198	Aegis Value Fund		29,554
87	Artisan Small Cap Value Fund		1,469
62,030	Evermore Global Value Fund +		652,558
26,046	First Eagle Global Fund		1,211,377
140,114	IVA Worldwide Fund		2,342,703
86	Kinetics Paradigm Fund		2,007
109	Longleaf Partners Fund		3,085
56,268	PIMCO EQS Pathfinder Fund		571,680
36,371	Pinnacle Value Fund +		531,375
13,296	Prospector Capital Appreciation Fund		211,676
3,098	Royce Select Fund +		62,955
89	Third Avenue Small Cap Value Fund		1,867
191	Third Avenue Value Fund		9,876

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2010 (Unaudited)

Shares	Security		Value

	Value - 60.52% (Continued)
71,235	Walthausen Small Cap Value Fund +		$ 1,144,035
27,575	Westport Fund +		641,954
59,927	Wintergreen Fund +		839,571
			8,257,742

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $8,690,841)		11,199,258

	COMMON STOCKS - 8.96%
	Beverages - 1.42%
1,200	Anheuser-Busch InBev NV		68,508
900	Brown-Forman Corp.		62,558
850	Diageo PLC		63,181
			194,247
	Distribution/Wholesale - 1.08%
7,050	Finishmaster, Inc.		147,698

	Diversified Holding Companies - 1.15%
2,700	Leucadia National Corp.		78,786
1,308	Siem Industries, Inc. + (a)		78,480
			157,266
	Food - 1.02%
4,100	Nathan's Famous, Inc. +		69,084
1,200	Nestle SA		70,584
			139,668
	Insurance - 0.44%
750	Berkshire Hathaway, Inc., Class B +		60,083

	Internet - 0.51%
5,000	Liquidity Services, Inc. +		70,250

	Machinery-Diversified - 0.51%
3,000	Global Power Equipment Group, Inc. +		69,600

	Mining - 0.00%
5,000	HuntMountain Resources, Ltd. + (a)		310

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2010 (Unaudited)

Shares	Security		Value

	Oil & Gas Services - 0.59%
800	Seacor Holdings		$ 80,873

	Real Estate Investment Trusts (REITs) - 0.43%
4,600	Winthrop Realty Trust		58,834

	Semiconductors - 0.57%
7,333	GSI Group, Inc. +		77,587

	Software - 0.64%
281,500	6356095 Canada, Inc. (formerly Excapsa Software)+ ++ (a)		18,213
19,000	GSE Systems, Inc. +		68,780
			86,993
	Tobacco - 0.60%
1,400	Philip Morris International, Inc.		81,942

	TOTAL COMMON STOCKS
	(Cost $956,873)		1,225,351

	LIMITED PARTNERSHIP - 8.14%
609,489	Armor Capital Partners LP + ++ (a)
	(Cost $700,000)		1,111,221

	TOTAL INVESTMENTS
	(Cost $10,347,714)(b)	99.18%	$ 13,535,830
	Other assets in excess of liabilities	0.82%	108,410

	TOTAL NET ASSETS	100.00%	$ 13,644,240

RIC - Registered Investment Company
Non-income producing securities.
Restricted securities. The aggregate value of such securities is 8.28% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

 Securities for which market quotations are not readily available.   The aggregate value of such securities is 8.86% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

 Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$3,190,207
		Unrealized depreciation:	(2,091)
		Net unrealized appreciation:	$3,188,116

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

Assets:
Investments in securities, at value (Cost $10,347,714)	$ 13,535,830
Cash	153,129
Dividends and interest receivable	34,776
Prepaid expenses and other assets	22,789
Total Assets	13,746,524

Liabilities:
Investment advisory fees payable	9,769
Payable for investments purchased	70,725
Fees payable to other affiliates	12,185
Accrued expenses and other liabilities	9,605
Total Liabilities	102,284

Net Assets	$ 13,644,240

Net Assets Consist Of:
Paid in capital	$ 14,412,302
Accumulated net investment loss	(82,654)
Accumulated net realized loss from security transactions and foreign currency transactions	(3,873,514)
Net unrealized appreciation of investments and foreign currency transactions	3,188,106

Net Assets	$ 13,644,240

Shares outstanding (unlimited number of shares authorized without par value)	1,236,303

Net asset value (net assets ÷ shares outstanding), offering price and
redemption price per share	$ 11.04

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2010 (Unaudited)

Investment Income:
Dividends	$ 133,626
Interest	194
Total investment income	133,820

Expenses:
Advisory fees	61,986
Administration fees	14,285
Fund accounting fees	12,824
Transfer agent fees	12,070
Registration fees	9,200
Legal fees	9,181
Audit fees	8,554
Insurance expense	7,842
Custody fees	2,592
Printing expense	1,858
Trustees' fees	280
Other expenses	820
Total expenses	141,492

Less:
Advisory fees waived	(18,018)
Net expenses	123,474

Net Investment Income	10,346

Net Realized and Unrealized Gain on Investments:
Net realized gain from security transactions	412,902
Realized gain from distributions received from underlying investment companies	65,677
Net change in unrealized appreciation of investments and foreign currency transactions	1,602,178

Net Realized and Unrealized Gain on Investments	2,080,757

Net Increase in Net Assets Resulting from Operations	$ 2,091,103

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS
Rogé Partners Fund
	For the
	Six Months Ended	For the
	December 31, 2010	Year Ended
	(Unaudited)	June 30, 2010
From Operations:
Net investment Income (loss)	$ 10,346	$ (92,037)
Net realized gain from security transactions	412,902	700,310
Net realized gain from foreign currency transactions	-	10
Distributions received from underlying investment companies	65,677	1,121
Net change in unrealized appreciation of investments	1,602,178	1,019,164

Net increase in net assets resulting from operations	2,091,103	1,628,568

Distributions:
In excess of net investment income	-	(25,292)
Net decrease in net assets from distributions	-	(25,292)

From Capital Share Transactions:
Subscriptions of fund shares	1,255,395	379,485
Reinvestment of dividends	-	25,275
Redemptions of fund shares	(694,068)	(734,880)
Net increase (decrease) in net assets from
capital shares transactions	561,327	(330,120)

Net Increase in Net Assets	2,652,430	1,273,156

Net Assets:
Beginning of Period	10,991,810	9,718,654
End of Period*	$ 13,644,240	$ 10,991,810
* Includes accumulated net investment loss of:	$ (82,654)	$ (93,000)

Capital Share Transactions:
Shares sold	121,937	41,926
Shares reinvested	-	2,649
Shares redeemed	(66,038)	(78,520)
	55,899	(33,945)

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	For the Six
	Months Ended		For the	For the		For the		For the		For the
	December 31,		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	2010		June 30,	June 30,		June 30,		June 30,		June 30,
	(Unaudited)		2010	2009		2008		2007		2006
Net Asset Value, Beginning of Period	$ 9.31		$ 8.00	$ 12.16		$ 15.24		$ 12.92		$ 11.13
Income From Investment Operations:
Net investment income (loss) (1)	0.01		(0.08)	(0.06)		(0.05)		(0.01)		(0.08)
Net realized and unrealized gain (loss)	1.72		1.41	(4.09)		(2.06)		2.74		1.93
Total from investment operations	1.73		1.33	(4.15)		(2.11)		2.73		1.85

Paid-In Capital from Redemption Fees	-		-	-		0.00	(2)	0.00	(2)	0.00	(2)

Less Distributions:
From net investment income	-		-	-		-		-		-
In excess of net investment income	-		(0.02)	(0.00)	(2)	(0.05)		(0.15)		(0.00)	(2)
From net realized gains	-		-	-		(0.92)		(0.26)		(0.06)
In excess of net realized gains	-		-	(0.01)		-		-		-
Total distributions	-		(0.02)	(0.01)		(0.97)		(0.41)		(0.06)

Net Asset Value, End of Period	$ 11.04		$ 9.31	$ 8.00		$ 12.16		$ 15.24		$ 12.92

Total Return (3)	18.58%		16.63%	(34.11)%		(14.57)%		21.32%		16.64%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 13,644		$ 10,992	$ 9,719		$ 14,673		$ 17,480		$ 11,643
Ratio of expenses to average net assets,
before waiver/reimbursement (4)	2.28%	(5)	2.46%	2.67%		2.34%		2.13%		3.05%
Ratio of expenses to average net assets,
after waiver/reimbursement (4)	1.99%	(5)	1.99%	1.99%		1.99%		1.99%		1.99%
Ratio of net investment income (loss)
to average net assets, after waiver/
reimbursement (6)	0.17%		(0.81)%	(0.65)%		(0.36)%		(0.05)%		(0.62)%
Portfolio Turnover Rate	20%		43%	149%		59%		33%		13%

(1)	Per share amounts calculated using the average shares method.
(2)	Per share amount represents less than $0.01 per share.
(3)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5) Annualized
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (Unaudited)

Note 1.  Organization

Rogé Partners Funds (the “Trust”) a Delaware business trust formed on April 15, 2004, and registered as open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”) is comprised of the Rogé Partners Fund (the “Fund”).  The Fund commenced operations on October 1, 2004.   The Fund’s business and affairs are managed by its officers under the direction of its Board of Trustees (the “Board”).  The Fund’s investment objective is to seek total return and pursues its investment objective by investing primarily in other investment companies and U.S. and foreign equity securities with a growth and value approach.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.  Management has evaluated subsequent events through the date the financial statements were issued.

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   Shares of underlying mutual funds are valued at their respective Net Asset Values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).  The NAV of the Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.  When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Fund’s Board of Trustees.

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.   Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of December 31, 2010, the Fund held four securities for which market quotations were not readily available.   The market value of these securities represented 8.86% of its net assets.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010 (Unaudited)

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Security Transactions and Related Investment Income – Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.   The amounts of dividends and distributions from net investment income and net realized gains, respectively, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.   These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.   To the extent dividends and distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in surplus or tax return of capital.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date.  The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010 (Unaudited)

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets and net asset value per share.  For the year ended June 30, 2010, the Fund reclassified the components of net assets due to net operating losses, distributions in excess, realized foreign currency gains and grantor trust adjustments as follows:

Paid in capital	$(97,928)
Accumulated net investment loss	97,855
Accumulated net realized loss from security
transactions and foreign currency transactions	73

Note 3.  Investment Advisory Fee and Other Transactions with Affiliates

The Trust has entered into an investment advisory agreement (the “Agreement”) with the Advisor. Pursuant to the Agreement, the Advisor manages the Funds’ investments and business affairs, subject to the supervision of the Board. For its services, the Advisor receives a fee equal to 1.00% of the average net assets of the Fund.

The Advisor has agreed contractually to waive its advisory fee and to reimburse expenses, other than extraordinary or non-recurring expenses or acquired fund fees and expenses, at least until June 30, 2011, such that the total annual fund operating expenses do not exceed 1.99% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and may increase performance.  For the six months ended December 31, 2010, the Advisor waived fees amounting to $18,018.  The Fund’s total expenses subject to recoupment are $177,049. As of June 30, 2010, the Advisor can recoup waived and reimbursed expenses of $56,624 until June 30, 2011, $67,497 until June 30, 2012, and $52,928 until June 30, 2013.

The Trust has entered into various service agreements (“Agreements”) with Gemini Fund Services, LLC (“GFS”). Pursuant to the Agreements, GFS serves as Administrator, Transfer and Dividend Disbursing Agent, Fund Accounting Agent, and Custody Administrator to the Fund. For these services, the Fund pays GFS an annual fee, paid monthly, based on a percentage of the Fund’s average daily net assets. In addition, certain agreements are subject to certain minimum requirements.

Northern Lights Distributors, LLC (“NLD”), an affiliate of GFS, is the Distributor of the Trust.

Note 4.  Investment Transactions

During the six months ended December 31, 2010, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities, aggregated $3,080,377 and $2,360,041, respectively.

Note 5.  Distributions to Shareholders and Tax Components of Capital

The tax character of Fund distributions for the following periods was as follows:

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010 (Unaudited)

As of June 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions are primarily attributable to the tax deferral of losses on wash sales and book/tax differences due to partnership and real estate investment trust adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to partnership and real estate investment trust adjustments.

At June 30, 2010, the Fund had a capital loss carry forwards for federal income tax purposes available to offset future capital gains through the following expiration dates:

Foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $5,015 of such foreign currency losses.

Note 6.  Investment in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of December 31, 2010, the Rogé Partners Fund was invested in the following restricted securities:

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Armor Capital Partners LP	12/30/2005	609,489	$700,000	$1,111,221	8.14%
6356095 Canada, Inc. (formerly Excapsa Software, Inc.)	10/18/2006	281,500	$15,709	$18,213	0.14%

Note 7. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2010 (Unaudited)

Note 8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Rogé Partners Fund
SUPPLEMENTAL INFORMATION
December 31, 2010 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost  (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.    Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or any redemption fees.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2010 through December 31, 2010.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Rogé Partners Fund	Beginning Account Value (7/1/10)	Ending Account Value (12/31/10)	Expenses Paid During Period** (7/1/10-12/31/10)
Actual	$1,000.00	$1,185.80	$10.96
Hypothetical (5% return before expenses)	1,000.00	1,015.17	10.11

                                                        ** Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the days in the reporting period).

NOTICE OF PRIVACY POLICY & PRACTICES

Privacy Statement

The Fund recognizes and respects the privacy of each of our investors and their expectations for confidentiality.  The protection of investor information is of fundamental importance in the Fund’s operation and the Fund takes seriously its responsibility to protect personal information.

The Fund collects, retains and uses information that assists in providing the best service possible.  This information comes from the following sources:

•

Account applications and other required forms,

•

Written, oral electronic or telephonic communications and

•

Transaction history from your account.

The Fund only discloses personal nonpublic information to third parties as necessary and as permitted by law.

The Fund restricts access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account.  The Fund requires that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of its shareholders.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

This Privacy Policy does not constitute part of the Prospectus.

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the period ended June 30, 2010 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-800-ROGE or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st AND 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-800-ROGE.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Rogé Partners Funds

By (Signature and Title)

*

 Steven M. Rogé

/s/ Steven M. Rogé, President

Date

3/9/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

Steven M. Rogé

/s/ Steven M. Rogé, President

Date

3/9/11

By (Signature and Title)

*

Susan J. Rogé

/s/ Susan J. Rogé, Treasurer

Date

3/9/11

* Print the name and title of each signing officer under his or her signature.